Share Capital (Share Capital) (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 09, 2017	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of number of shares outstanding [abstract]
Beginning balance		$ 1,759.4
Shares issued through:
Equity financing (in shares)	31,450,000
Ending balance		$ 2,681.2	$ 1,759.4
Issued capital [member]
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding		267,076,495.000	257,070,005
Beginning balance		$ 2,822.2	$ 2,773.7
Shares issued through:
Acquisitions (in shares)			4,788,039
Acquisitions		$ 0.0	$ 17.5
Acquisitions (shares)		88,398,804
Acquisitions		$ 615.3	$ 0.0
Equity financing (in shares)		31,450,000
Equity financing		$ 241.8
Share-based employment compensation plans (in shares)		542,250.0	1,457,872
Share-based compensation plans		$ 3.5	$ 9.7
Exercise of warrants (in shares)		332,466.0	432,191
Exercise of warrants		$ 0.5	$ 1.2
Flow-through share financing (in shares)		1,301,535	3,328,388.0
Flow-through share financing		$ 8.4	$ 20.1
Number of shares outstanding		389,101,550.00	267,076,495.000
Ending balance		$ 3,691.7	$ 2,822.2